THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS GLOBAL BONDS — 70.7%

	Face Amount	Value
Argentina — 0.3%
YPF
8.50%, 07/28/25	$1,278,000	$901,629

Azerbaijan — 0.2%
Southern Gas Corridor CJSC
6.88%, 03/24/26	626,000	615,734

Bahrain — 0.8%
AUB Sukuk MTN
2.62%, 09/09/26	310,000	279,775
Gulf International Bank BSC MTN
2.38%, 09/23/25	322,000	291,532
Mumtalakat Sukuk Holding
5.63%, 02/27/24	1,000,000	1,000,288
Oil and Gas Holding BSCC
7.63%, 11/07/24	930,000	921,742

		2,493,337

Brazil — 5.2%
Atento Luxco 1
8.00%, 02/10/26	1,038,000	438,389
Azul Investments LLP
7.25%, 06/15/26	650,000	400,484
Banco BTG Pactual
2.75%, 01/11/26	622,000	538,030
Banco do Brasil
3.25%, 09/30/26	1,500,000	1,327,050
Banco Votorantim MTN
4.38%, 07/29/25	637,000	598,780
Braskem Netherlands Finance BV
8.50%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.220%, 01/23/81 (A)	660,000	654,799
BRF GmbH
4.35%, 09/29/26	363,000	322,711
Cemig Geracao e Transmissao
9.25%, 12/05/24	312,000	322,391
Centrais Eletricas Brasileiras
3.63%, 02/04/25	311,000	291,879
CSN Resources
7.63%, 04/17/26	229,000	220,231
Fibria Overseas Finance
4.00%, 01/14/25	310,000	295,275

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Brazil (continued)
FS Luxembourg Sarl
10.00%, 12/15/25	$675,000	$681,572
Gol Finance
7.00%, 01/31/25	550,000	258,140
8.00%, 06/30/26	600,000	366,225
InterCement Financial Operations BV
5.75%, 07/17/24	340,000	234,678
Itau Unibanco Holding
3.25%, 01/24/25	1,158,000	1,095,694
Light Servicos de Eletricidade
4.38%, 06/18/26	1,000,000	830,570
NBM US Holdings
7.00%, 05/14/26	1,316,000	1,269,858
Petrorio Luxembourg Trading Sarl
6.13%, 06/09/26	650,000	585,813
Tupy Overseas
4.50%, 02/16/31	400,000	296,074
Unigel Luxembourg
8.75%, 10/01/26	1,350,000	1,280,434
Usiminas International Sarl
5.88%, 07/18/26	1,050,000	971,985
Vale Overseas
6.25%, 08/10/26	647,000	652,537
XP
3.25%, 07/01/26	1,700,000	1,469,990

		15,403,589

Burkina Faso — 0.3%
Endeavour Mining
5.00%, 10/14/26	1,117,000	886,675

		886,675

Chile — 1.9%
AES Andes
7.13%, USD Swap Semi 30/360 5 Yr Curr + 4.644%, 03/26/79 (A)	634,000	555,971
Banco Santander Chile
2.70%, 01/10/25	680,000	634,936
Celulosa Arauco y Constitucion
4.50%, 08/01/24	826,000	804,739
Cencosud
5.15%, 02/12/25	947,000	930,428

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Chile (continued)
Empresa Nacional de Telecomunicaciones
4.75%, 08/01/26	$560,000	$524,294
Empresa Nacional del Petroleo
3.75%, 08/05/26	940,000	842,691
Kenbourne Invest
4.70%, 01/22/28	1,100,000	836,185
6.88%, 11/26/24	681,000	640,140

		5,769,384

China — 8.0%
Agile Group Holdings
8.38%, (A)(B)	1,860,000	375,340
CCBL Cayman 1 MTN
1.99%, 07/21/25	1,678,000	1,541,829
China Huadian Overseas Development 2018
3.38%, (A)(B)	400,000	377,200
China Huadian Overseas Development Management
4.00%, (A)(B)	200,000	195,096
China Railway Xunjie
3.25%, 07/28/26	307,000	290,732
China SCE Group Holdings
7.38%, 04/09/24	500,000	115,165
Chinalco Capital Holdings
2.13%, 06/03/26	567,000	511,445
4.10%, (A)(B)	1,223,000	1,189,936
CIFI Holdings Group
5.95%, 10/20/25	311,000	65,310
6.00%, 07/16/25	622,000	135,134
CITIC MTN
3.88%, 02/28/27	943,000	897,782
CNAC HK Finbridge
2.00%, 09/22/25	620,000	562,283
3.38%, 06/19/24	1,000,000	969,188
CNOOC Finance 2015 USA
3.50%, 05/05/25	1,000,000	968,830
CNPC Global Capital
1.35%, 06/23/25	700,000	637,970
Contemporary Ruiding Development
1.88%, 09/17/25	666,000	597,818
COSL Singapore Capital
1.88%, 06/24/25	700,000	643,652

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
China (continued)
Country Garden Holdings
3.13%, 10/22/25	$625,000	$199,705
5.13%, 01/17/25	634,000	207,564
5.13%, 01/14/27	311,000	90,190
5.63%, 12/15/26	309,000	89,079
6.50%, 04/08/24	622,000	225,259
ENN Clean Energy International Investment
3.38%, 05/12/26	1,650,000	1,414,339
Far East Horizon MTN
2.63%, 03/03/24	200,000	180,998
Fortune Star BVI
5.00%, 05/18/26	400,000	151,808
Geely Automobile Holdings
4.00%, (A)(B)	328,000	297,751
Haidilao International Holding
2.15%, 01/14/26	657,000	539,064
Huarong Finance II MTN
5.50%, 01/16/25	3,183,000	2,856,742
Kaisa Group Holdings
9.38%, 06/30/24 (C)	1,018,000	106,076
9.75%, 09/28/23	309,000	32,354
9.95%, 07/23/25	1,359,000	143,415
11.50%, 01/30/23	1,462,000	152,493
11.95%, 11/12/23 (C)	1,000,000	100,307
Minmetals Bounteous Finance BVI
3.38%, (A)(B)	1,073,000	1,027,526
4.20%, 07/27/26	750,000	727,167
Prosus
3.26%, 01/19/27	956,000	800,645
RKPF Overseas 2020 A
5.13%, 07/26/26	621,000	211,295
Shanghai Electric Group Global Investment
2.65%, 11/21/24	632,000	590,982
Shimao Group Holdings
5.20%, 01/16/27	311,000	37,009
5.60%, 07/15/26	309,000	36,793
6.13%, 02/21/24	312,000	37,546
Shougang Group
4.00%, 05/23/24	328,000	321,945
Shui On Development Holding
6.15%, 08/24/24	316,000	236,728

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
China (continued)
Sinochem Offshore Capital MTN
1.63%, 10/29/25	$633,000	$567,649
Sino-Ocean Land Treasure Finance I
6.00%, 07/30/24	248,000	85,386
Sunac China Holdings
6.50%, 07/09/23	305,000	42,566
7.50%, 02/01/24	1,392,000	193,462
7.95%, 10/11/23 (C)	1,068,000	144,180
Tencent Holdings MTN
3.24%, 06/03/50	1,391,000	844,886
Times China Holdings
5.75%, 01/14/27	667,000	64,557
6.60%, 03/02/23	309,000	76,700
Weibo
3.50%, 07/05/24	400,000	382,537
West China Cement
4.95%, 07/08/26	316,000	222,262
Yili Holding Investment
1.63%, 11/19/25	350,000	313,010
Zhenro Properties Group
6.63%, 01/07/26	632,000	21,072
8.30%, 09/15/23 (C)	309,000	12,360

		23,860,117

Colombia — 1.7%
Banco de Bogota
6.25%, 05/12/26	417,000	389,895
Bancolombia
3.00%, 01/29/25	673,000	613,786
Canacol Energy
5.75%, 11/24/28	1,250,000	945,313
Ecopetrol
5.88%, 09/18/23	314,000	311,579
5.88%, 11/02/51	3,094,000	1,833,195
Grupo de Inversiones Suramericana
5.50%, 04/29/26	730,000	674,688
SURA Asset Management
4.88%, 04/17/24	358,000	348,171

		5,116,627

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Congo — 0.4%
HTA Group
7.00%, 12/18/25	$1,500,000	$1,301,250

Egypt — 0.2%
Energean
6.50%, 04/30/27	600,000	525,216

Ghana — 0.6%
Kosmos Energy
7.50%, 03/01/28	1,300,000	1,020,500
7.75%, 05/01/27	200,000	159,000
Tullow Oil
10.25%, 05/15/26	610,000	515,450

		1,694,950

Guatemala — 0.4%
Central American Bottling
5.25%, 04/27/29	1,029,000	889,159
Investment Energy Resources
6.25%, 04/26/29	300,000	253,984

		1,143,143

Hong Kong — 0.1%
HKT Capital No. 4
3.00%, 07/14/26	200,000	184,983

India — 5.8%
ABJA Investment Pte
5.95%, 07/31/24	1,074,000	1,067,771
Adani Green Energy
4.38%, 09/08/24	800,000	656,000
Adani Ports & Special Economic Zone
3.38%, 07/24/24	364,000	346,226
4.20%, 08/04/27	400,000	350,161
Adani Transmission Step-One
4.00%, 08/03/26	309,000	279,395
Axis Bank MTN
4.10%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.315%, (A)(B)	800,000	658,158
Bharti Airtel
4.38%, 06/10/25	747,000	720,504
Bharti Airtel International Netherlands BV
5.35%, 05/20/24	620,000	619,231

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
India (continued)
BPRL International Singapore Pte MTN
4.38%, 01/18/27	$728,000	$676,545
Clean Renewable Power Mauritius Pte
4.25%, 03/25/27	334,250	266,564
Delhi International Airport
6.13%, 10/31/26	319,000	293,799
Greenko Solar Mauritius
5.55%, 01/29/25	450,000	399,600
5.95%, 07/29/26	338,000	283,244
Greenko Wind Projects Mauritius
5.50%, 04/06/25	1,000,000	886,875
ICICI Bank MTN
4.00%, 03/18/26	765,000	728,068
Indian Oil
4.75%, 01/16/24	666,000	659,307
JSW Steel
5.95%, 04/18/24	554,000	532,117
Magnum Holdings
5.38%, 10/31/26	300,000	252,026
Muthoot Finance MTN
4.40%, 09/02/23	360,000	350,100
Network i2i
3.98%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.390%, (A)(B)	1,100,000	893,061
NTPC MTN
4.25%, 02/26/26	764,000	734,150
Periama Holdings
5.95%, 04/19/26	1,515,000	1,306,687
REC
3.50%, 12/12/24	715,000	682,423
REC MTN
2.25%, 09/01/26	700,000	606,761
Reliance Industries
4.13%, 01/28/25	644,000	627,578
Shriram Transport Finance MTN
4.40%, 03/13/24	1,787,000	1,661,910
State Bank of India
4.38%, 01/24/24	110,000	108,871
State Bank of India MTN
1.80%, 07/13/26	620,000	544,985

		17,192,117

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Indonesia — 4.7%
Bank Mandiri Persero MTN
3.75%, 04/11/24	$362,000	$354,207
4.75%, 05/13/25	300,000	295,017
Bank Negara Indonesia Persero
4.30%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.466%, (A)(B)	1,800,000	1,440,304
Bank Rakyat Indonesia Persero
3.95%, 03/28/24	644,000	633,152
Cikarang Listrindo
4.95%, 09/14/26	950,000	863,572
Medco Bell Pte
6.38%, 01/30/27	550,000	441,087
Medco Oak Tree Pte
7.38%, 05/14/26	691,000	601,170
Pelabuhan Indonesia Persero
4.25%, 05/05/25	1,996,000	1,924,922
Pertamina Persero
1.40%, 02/09/26	1,285,000	1,101,973
Pertamina Persero MTN
3.65%, 07/30/29	1,230,000	1,064,245
Perusahaan Gas Negara
5.13%, 05/16/24	1,633,000	1,603,136
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/27	647,000	618,927
4.33%, 05/28/25	250,000	247,813
4.40%, 06/06/27	2,000,000	1,920,268
Perusahaan Perseroan Persero Perusahaan Listrik Negara
3.88%, 07/17/29	1,022,000	870,478

		13,980,271

Israel — 2.2%
Energean Israel Finance
4.50%, 03/30/24	1,648,000	1,545,000
4.88%, 03/30/26	350,000	308,875
Israel Electric
5.00%, 11/12/24	2,913,000	2,840,974
Leviathan Bond
6.13%, 06/30/25	636,026	597,865
6.50%, 06/30/27	620,000	568,850

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Israel (continued)
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/25	$633,000	$616,165

		6,477,729

Jordan — 0.4%
Hikma Finance USA
3.25%, 07/09/25	1,299,000	1,208,070

Kazakhstan — 0.8%
KazMunayGas National JSC
4.75%, 04/24/25	631,000	583,338
4.75%, 04/19/27	316,000	264,192
Nostrum Oil & Gas Finance BV
8.00%, 07/25/22	212,000	55,981
Tengizchevroil Finance International
2.63%, 08/15/25	900,000	742,500
4.00%, 08/15/26	981,000	820,151

		2,466,162

Kuwait — 1.3%
Kuwait Projects SPC MTN
4.50%, 02/23/27	868,000	713,670
MEGlobal Canada ULC MTN
5.00%, 05/18/25	1,800,000	1,757,797
NBK SPC
1.63%, U.S. SOFR + 1.050%, 09/15/27 (A)	1,750,000	1,500,625

		3,972,092

Macao — 0.4%
Sands China
3.75%, 08/08/31	1,641,000	1,176,467

Macau — 0.1%
Sands China
4.30%, 01/08/26	345,000	293,622

Malaysia — 0.8%
Axiata SPV2 MTN
4.36%, 03/24/26	819,000	798,935
Misc Capital Two Labuan MTN
3.63%, 04/06/25	1,000,000	956,080
TNB Global Ventures Capital MTN
3.24%, 10/19/26	636,000	589,508

		2,344,523

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Mexico — 5.7%
Alfa
5.25%, 03/25/24	$354,000	$352,542
Alsea
7.75%, 12/14/26	1,000,000	930,000
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24	626,000	606,757
4.38%, 04/11/27	1,122,000	1,044,301
Banco Mercantil del Norte
5.88%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.643%, (A)(B)	1,600,000	1,309,600
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25	666,000	646,852
5.95%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.995%, 10/01/28 (A)	1,015,000	977,140
Cemex
5.45%, 11/19/29	1,039,000	928,606
7.38%, 06/05/27	700,000	693,000
Comision Federal de Electricidad
4.75%, 02/23/27	816,000	733,184
Grupo Bimbo
5.95%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.280%, (A)(B)	708,000	696,325
Orbia Advance
1.88%, 05/11/26	310,000	261,950
Petroleos Mexicanos
3.50%, 01/30/23	1,184,000	1,168,229
6.95%, 01/28/60	354,000	196,081
7.69%, 01/23/50	7,573,000	4,668,755
Sigma Alimentos
4.13%, 05/02/26	767,000	689,917
Total Play Telecomunicaciones
7.50%, 11/12/25	660,000	561,000
Trust Fibra Uno
5.25%, 01/30/26	600,000	542,957

		17,007,196

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Netherlands — 0.3%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	$1,035,000	$849,217

Nigeria — 0.1%
Access Bank MTN
6.13%, 09/21/26	300,000	225,198

Oman — 0.9%
OmGrid Funding
5.20%, 05/16/27	1,546,000	1,393,957
OQ SAOC MTN
5.13%, 05/06/28	400,000	356,692
Oztel Holdings SPC
5.63%, 10/24/23	785,000	775,056
6.63%, 04/24/28	288,000	278,490

		2,804,195

Panama — 0.0%
Banco General
4.13%, 08/07/27	110,000	100,866

Peru — 1.0%
Banco de Credito del Peru S.A.
2.70%, 01/11/25	636,000	591,980
Cia de Minas Buenaventura SAA
5.50%, 07/23/26	317,000	264,844
Credicorp
2.75%, 06/17/25	1,631,000	1,489,315
Southern Copper
3.88%, 04/23/25	110,000	105,325
Volcan Cia Minera SAA
4.38%, 02/11/26	530,000	437,250

		2,888,714

Philippines — 0.5%
Bank of the Philippine Islands MTN
4.25%, 09/04/23	379,000	374,687
BDO Unibank MTN
2.13%, 01/13/26	310,000	282,252
Petron
5.95%, (A)(B)	316,000	294,828

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Philippines (continued)
SMC Global Power Holdings
7.00%, (A)(B)	$632,000	$562,480

		1,514,247

Qatar — 2.6%
ABQ Finance MTN
1.88%, 09/08/25	1,000,000	898,502
3.13%, 09/24/24	212,000	202,767
AKCB Finance
4.75%, 10/09/23	1,061,000	1,054,634
Doha Finance MTN
2.38%, 03/31/26	1,247,000	1,112,324
MAR Sukuk
2.21%, 09/02/25	310,000	285,975
3.03%, 11/13/24	289,000	277,801
QIB Sukuk
1.95%, 10/27/25	1,116,000	1,023,818
QNB Finance MTN
2.75%, 02/12/27	1,833,000	1,656,574
3.50%, 03/28/24	1,217,000	1,181,245

		7,693,640

Saudi Arabia — 3.1%
Almarai Sukuk
4.31%, 03/05/24	213,000	208,243
Arab National Bank
3.33%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.974%, 10/28/30 (A)	316,000	295,097
Dar Al-Arkan Sukuk
6.75%, 02/15/25	672,000	648,727
Global Sukuk
0.95%, 06/17/24	300,000	279,810
1.60%, 06/17/26	300,000	265,875
Riyad Sukuk
3.17%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.791%, 02/25/30 (A)	644,000	605,163
SABIC Capital II BV
4.00%, 10/10/23	700,000	691,033
Samba Funding
2.75%, 10/02/24	1,068,000	1,015,251
2.90%, 01/29/27	310,000	283,201

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Saudi Arabia (continued)
Saudi Arabian Oil
1.25%, 11/24/23	$350,000	$336,207
1.63%, 11/24/25	1,700,000	1,529,429
Saudi Electricity Global Sukuk 3
4.00%, 04/08/24	1,362,000	1,337,879
Saudi Electricity Global Sukuk 5
1.74%, 09/17/25	1,915,000	1,739,280

		9,235,195

Singapore — 0.7%
BOC Aviation MTN
4.77%, ICE LIBOR USD 3 Month + 1.125%, 09/26/23 (A)	110,000	109,772
BOC Aviation USA MTN
1.63%, 04/29/24	200,000	188,910
Puma International Financing
5.13%, 10/06/24	1,979,000	1,830,575

		2,129,257

South Africa — 2.2%
Anglo American Capital
4.75%, 04/10/27	1,363,000	1,289,354
Bidvest Group UK
3.63%, 09/23/26	316,000	267,526
Eskom Holdings SOC
7.13%, 02/11/25	338,000	299,299
Eskom Holdings SOC MTN
6.35%, 08/10/28	315,000	274,248
FirstRand Bank
6.25%, USD Swap Semi 30/360 5 Yr Curr + 3.561%, 04/23/28 (A)	428,000	413,662
Liquid Telecommunications Financing
5.50%, 09/04/26	400,000	312,000
Mauritius Investments
6.50%, 10/13/26	954,000	917,748
Sasol Financing USA
5.88%, 03/27/24	1,273,000	1,234,301
6.50%, 09/27/28	628,000	565,200
Stillwater Mining
4.00%, 11/16/26	1,317,000	1,083,233

		6,656,571

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
South Korea — 5.1%
Hana Bank
3.25%, 03/30/27	$300,000	$278,651
Hana Bank MTN
3.50%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.409%, (A)(B)	600,000	538,611
Hanwha Life Insurance
4.70%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, (A)(B)	1,375,000	1,347,500
Hyundai Capital Services MTN
1.25%, 02/08/26	810,000	704,291
Kookmin Bank
1.75%, 05/04/25	1,500,000	1,382,621
Kookmin Bank MTN
4.35%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.639%, (A)(B)	726,000	702,405
Korea East-West Power
1.75%, 05/06/25	1,100,000	1,007,754
NAVER
1.50%, 03/29/26	310,000	273,503
NongHyup Bank MTN
1.25%, 07/20/25	620,000	558,620
POSCO Holdings
2.75%, 07/15/24	361,000	346,636
Shinhan Bank MTN
3.88%, 03/24/26	1,543,000	1,444,186
Shinhan Financial Group
2.88%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.064%, (A)(B)	1,800,000	1,535,400
SK Battery America
2.13%, 01/26/26	1,295,000	1,134,595
SK Hynix
1.00%, 01/19/24	700,000	661,514
1.50%, 01/19/26	2,000,000	1,731,776
3.00%, 09/17/24	500,000	477,208
Woori Bank MTN
4.25%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.664%, (A)(B)	723,000	679,620
4.75%, 04/30/24	474,000	468,827

		15,273,718

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Spain — 0.4%
EnfraGen Energia Sur
5.38%, 12/30/30	$2,040,000	$1,213,168

		1,213,168

Supranational — 1.3%
Africa Finance MTN
4.38%, 04/17/26	687,000	628,605
African Export-Import Bank
2.63%, 05/17/26	650,000	564,850
Banque Ouest Africaine de Developpement
4.70%, 10/22/31	1,400,000	1,128,400
Central American Bank for Economic Integration
2.00%, 05/06/25	1,800,000	1,666,443

		3,988,298

Taiwan — 0.9%
Formosa Group Cayman
3.38%, 04/22/25	316,000	301,368
TSMC Arizona
3.88%, 04/22/27	1,000,000	953,482
TSMC Global
1.25%, 04/23/26	648,000	567,752
4.38%, 07/22/27	1,000,000	968,259

		2,790,861

Thailand — 0.9%
Bangkok Bank MTN
4.05%, 03/19/24	110,000	108,688
5.00%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.729%, (A)(B)	1,700,000	1,504,500
Kasikornbank MTN
3.34%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.700%, 10/02/31 (A)	942,000	818,255
Siam Commercial Bank MTN
4.40%, 02/11/29	328,000	313,935

		2,745,378

Turkey — 1.4%
Akbank
6.80%, 02/06/26	688,000	611,908
KOC Holding
6.50%, 03/11/25	300,000	281,466
QNB Finansbank
6.88%, 09/07/24	361,000	358,218

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Turkey (continued)
Turk Telekomunikasyon
4.88%, 06/19/24	$213,000	$186,886
6.88%, 02/28/25	730,000	639,582
Turkcell Iletisim Hizmetleri
5.75%, 10/15/25	655,000	574,854
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26	309,000	267,211
Ulker Biskuvi Sanayi
6.95%, 10/30/25	850,000	580,890
Yapi ve Kredi Bankasi MTN
5.85%, 06/21/24	681,000	640,580

		4,141,595

Ukraine — 0.1%
Ukraine Railways Via Rail Capital Markets
8.25%, 07/09/24	652,000	143,114

United Arab Emirates — 5.7%
Abu Dhabi National Energy PJSC MTN
3.88%, 05/06/24	722,000	707,488
BOS Funding MTN
4.00%, 09/18/24	310,000	295,275
Commercial Bank of Dubai PSC
6.00%, CMTUSD6Y + 5.597%, (A)(B)	460,000	437,000
DAE Funding MTN
2.63%, 03/20/25	310,000	283,600
DAE Sukuk Difc MTN
3.75%, 02/15/26	1,765,000	1,623,412
DIB Sukuk
2.95%, 02/20/25	936,000	891,143
DIB Sukuk MTN
2.95%, 01/16/26	310,000	289,758
DIFC Sukuk
4.33%, 11/12/24	545,000	536,144
DP World Crescent MTN
3.88%, 07/18/29	342,000	309,116
DP World Salaam
6.00%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750%, (A)(B)	1,422,000	1,381,484
EI Sukuk
1.83%, 09/23/25	310,000	284,037

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
United Arab Emirates (continued)
Emaar Sukuk MTN
3.64%, 09/15/26	$637,000	$590,130
EMG SUKUK
4.56%, 06/18/24	446,000	434,793
Emirates Development Bank PJSC MTN
1.64%, 06/15/26	310,000	278,194
Fab Sukuk
2.50%, 01/21/25	400,000	379,988
First Abu Dhabi Bank PJSC
4.50%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.138%, (A)(B)	682,000	636,551
MAF Global Securities
4.75%, 05/07/24	1,349,000	1,330,643
Mashreqbank PSC MTN
4.25%, 02/26/24	990,000	970,497
MDGH GMTN RSC MTN
2.50%, 05/21/26	3,070,000	2,848,438
National Central Cooling PJSC
2.50%, 10/21/27	626,000	532,100
Rakfunding Cayman MTN
4.13%, 04/09/24	400,000	396,000
Sharjah Sukuk Program MTN
3.85%, 04/03/26	1,621,000	1,497,399
Shelf Drilling Holdings
8.88%, 11/15/24	43,000	41,710

		16,974,900

United Kingdom — 0.3%
Petrofac
9.75%, 11/15/26	1,250,000	960,952

United States — 0.6%
Flex
4.75%, 06/15/25	110,000	107,472
Hyundai Capital America MTN
2.75%, 09/27/26	1,772,000	1,563,934

		1,671,406

Uzbekistan — 0.2%
Uzauto Motors AJ
4.85%, 05/04/26	600,000	474,000

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Zambia — 0.1%
First Quantum Minerals
6.88%, 03/01/26	$363,000	$334,951

Total Global Bonds (Cost $248,903,372)		210,824,324

U.S. TREASURY OBLIGATIONS — 13.9%

U.S. Treasury Bills
2.12%, 10/27/2022 (D)	$24,500,000	24,458,023
2.76%, 11/17/2022 (D)	2,588,100	2,578,967
U.S. Treasury Note
3.00%, 7/15/2025	14,899,300	14,403,433

Total U.S. Treasury Obligations (Cost $41,918,148)		41,440,423

SOVEREIGN DEBT — 9.5%

Bahrain — 0.1%
Bahrain Government International Bond
7.00%, 01/26/26	356,000	356,623

Colombia — 0.3%
Colombia Government International Bond
3.88%, 04/25/27	966,000	818,200

Dominican Republic — 0.7%
Dominican Republic Government International Bond
5.50%, 01/27/25	1,187,000	1,151,826
6.88%, 01/29/26	879,000	856,919

		2,008,745

Egypt — 0.3%
Egypt Government International Bond
8.88%, 05/29/50	1,739,000	963,472

El Salvador — 0.1%
El Salvador Government International Bond
8.63%, 02/28/29	523,000	188,547

Ghana — 0.1%
Ghana Government International Bond
8.13%, 03/26/32	1,081,000	402,370

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount	Value
Indonesia — 0.7%
Indonesia Government International Bond
4.35%, 01/08/27	$2,116,000	$2,020,909

Jordan — 0.5%
Jordan Government International Bond
4.95%, 07/07/25	1,500,000	1,381,875

		1,381,875

Lebanon — 0.1%
Lebanon Government International Bond MTN
6.10%, 10/04/22 (C)	1,260,000	71,190
6.15%, 06/19/20 (C)	2,770,000	152,350
6.85%, 05/25/29 (C)	1,594,000	91,910

		315,450

Mongolia — 0.2%
Mongolia Government International Bond
3.50%, 07/07/27	1,000,000	737,490

Morocco — 0.2%
Morocco Government International Bond
4.00%, 12/15/50	1,050,000	598,059

Nigeria — 0.2%
Nigeria Government International Bond MTN
6.50%, 11/28/27	341,000	246,325
8.38%, 03/24/29	300,000	214,080

		460,405

Oman — 0.1%
Oman Sovereign Sukuk
4.40%, 06/01/24	356,000	348,880

Pakistan — 0.0%
Pakistan Government International Bond MTN
6.00%, 04/08/26	350,000	134,470

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond
8.38%, 10/04/28	727,000	588,034

Qatar — 0.6%
Qatar Government International Bond
3.40%, 04/16/25	1,800,000	1,738,332

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount	Value
Romania — 0.2%
Romanian Government International Bond
3.00%, 02/27/27	$648,000	$546,264

Saudi Arabia — 1.0%
Saudi Government International Bond MTN
2.90%, 10/22/25	1,000,000	948,662
3.25%, 10/26/26	2,246,000	2,135,254

		3,083,916

South Africa — 0.8%
Republic of South Africa Government International Bond
4.85%, 09/27/27	688,000	614,763
4.88%, 04/14/26	1,184,000	1,103,580
5.88%, 09/16/25	750,000	736,437

		2,454,780

South Korea — 1.4%
Korea Electric Power
3.63%, 06/14/25	1,000,000	965,915
Korea Gas
3.88%, 07/13/27	1,500,000	1,418,418
Korea Hydro & Nuclear Power MTN
1.25%, 04/27/26	997,000	876,646
Korea Mine Rehabilitation & Mineral Resources MTN
1.75%, 04/15/26	1,000,000	884,356

		4,145,335

Sri Lanka — 0.1%
Sri Lanka Government International Bond
7.55%, 03/28/30	1,081,000	264,529

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26	308,000	295,986

Turkey — 1.1%
Turkey Government International Bond
4.88%, 04/16/43	5,178,000	2,915,214
Turkiye Ihracat Kredi Bankasi
5.75%, 07/06/26	619,000	512,544

		3,427,758

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount	Value
Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/26 (C)	$1,294,000	$260,741
7.75%, 09/01/28	619,000	125,572

		386,313

Uzbekistan — 0.2%
Republic of Uzbekistan International Bond MTN 4.75%, 02/20/24	538,000	505,451

Zambia — 0.1%
Zambia Government International Bond 8.50%, 04/14/24	463,000	219,782

Total Sovereign Debt (Cost $32,668,132)		28,391,975

COMMON STOCK — 1.2%

	Shares

Australia — 0.1%
Rio Tinto ADR	5,228	287,854

Canada — 0.2%
Vermilion Energy	26,000	556,920

China — 0.2%
Alibaba Group Holding ADR *	2,449	195,895
Chindata Group Holdings ADR *	23,388	188,975
Pinduoduo ADR *	1,526	95,497
Tencent Holdings ADR	3,500	118,370
Trip.com Group ADR *	1,150	31,407

		630,144

Macao — 0.1%
Sands China *	110,800	278,071

Russia — 0.1%
Yandex, Cl A * (E)	28,548	222,389

United States — 0.5%
APA	10,850	370,962
Kraft Heinz	6,584	219,576
Laredo Petroleum *	8,100	509,085
Las Vegas Sands *	4,025	151,018
Occidental Petroleum	2,505	153,932

		1,404,573

Total Common Stock (Cost $3,869,545)		3,379,951

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

PURCHASED OPTIONS — 0.2%*

	Contracts	Value
Total Purchased Options (Cost $507,343)	8,850,749	619,917

Total Investments - 95.5% (Cost $327,866,540)		$284,656,590

WRITTEN OPTIONS — 0.0%*

Total Written Options (Proceeds $36,477)	(8,850,042)	$(32,547)

Other Assets & Liabilities, Net - 19.5%		13,487,405

Net Assets - 100.0%		$298,111,448

The open option contracts held by the Fund at September 30, 2022, are as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%

Put Options
Compass Inc	661	$153,352	$2.50	1/21/2023	$36,355
GBP Call USD Put	8,850,000	9,292,500	1.05	11/19/2022	54,422
Nasdaq-100	2	2,200,000	11,000.00	3/18/2023	170,500
Nasdaq-100	1	1,000,000	10,000.00	2/18/2023	45,170
S&P 500 Index	22	7,590,000	3,450.00	10/22/2022	99,682
S&P 500 Index	7	2,450,000	3,500.00	12/17/2022	94,304
S&P 500 Index	7	2,100,000	3,000.00	2/18/2023	47,040
Williams-Sonoma, Inc.	17	200,345	135.00	1/21/2023	39,780
Williams-Sonoma, Inc.	14	164,990	125.00	2/18/2023	25,410

		25,151,187			612,663

Call Options
S&P 500 Index	18	6,840,000	3,800.00	10/22/2022	7,254

Total Purchased Options		$31,991,187			$619,917

WRITTEN OPTIONS — 0.0%

Put Options
Alibaba Group Holding Ltd - ADR	(14)	$(111,986)	80.00	10/22/22	$(5,922)
GBP Call USD Put	(8,850,000)	(8,850,000)	1.00	11/19/22	(21,571)
Las Vegas Sands Corp.	(14)	(52,528)	35.50	10/22/22	(1,680)
Occidental Petroleum Corporation	(14)	(86,030)	60.00	10/22/22	(3,374)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (continued)
Total Written Options		$(9,100,544)			$(32,547)

The open futures contracts held by the Fund at September 30, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
NASDAQ 100 Index E-MINI	8	Dec-2022	$1,817,822	$1,765,680	$(52,142)
Russell 2000 Index E-MINI	23	Dec-2022	1,918,401	1,920,270	1,869
U.S. Ultra Long Treasury Bond	124	Dec-2022	17,109,863	16,988,000	(121,863)

			20,846,086	20,673,950	(172,136)

Short Contracts
3 MONTH SOFR	(105)	Mar-2024	$(25,272,646)	$(25,139,625)	$133,020
MSCI Emerging Markets	(50)	Dec-2022	(2,429,409)	(2,178,750)	250,659
S&P 500 Index E-MINI	(22)	Dec-2022	(4,040,934)	(3,961,650)	79,284
U.S. 5-Year Treasury Note	(126)	Jan-2023	(13,555,779)	(13,545,985)	9,795

			(45,298,768)	(44,826,010)	472,758

			$(24,452,682)	$(24,152,060)	$300,622

The open forward foreign currency contracts held by the Fund at September 30, 2022, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Barclays PLC	10/03/22	USD	1,045,000	INR	83,271,870	$(21,391)
Barclays PLC	10/03/22 - 10/13/22	USD	2,085,634	CZK	51,127,000	(49,436)
Barclays PLC	10/03/22	ILS	3,478,000	USD	1,045,254	70,000
Barclays PLC	10/04/22	USD	1,034,404	BRL	5,259,571	(59,389)
Barclays PLC	10/04/22 - 10/14/22	KRW	2,880,282,886	USD	2,083,850	73,115
Barclays PLC	10/11/22	USD	2,597,441	JPY	371,740,000	(27,210)
Barclays PLC	10/11/22	TWD	31,957,075	USD	1,037,500	31,526
Barclays PLC	10/13/22	USD	1,009,691	HUF	414,955,000	(51,010)
Barclays PLC	10/13/22	CZK	25,537,000	USD	1,035,988	19,448
Barclays PLC	10/14/22	USD	1,039,350	KRW	1,444,301,547	(32,311)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Barclays PLC	10/14/22	USD	1,039,350	PHP	59,136,936	$(32,045)
Barclays PLC	10/31/22	PHP	83,772,034	USD	1,412,348	(11,138)
Goldman Sachs	10/03/22	USD	1,020,694	ILS	3,478,000	(45,440)
Goldman Sachs	10/03/22	USD	3,456,030	EUR	3,450,000	(74,870)
Goldman Sachs	10/03/22 - 10/06/22	EUR	8,675,000	USD	8,696,109	193,477
Goldman Sachs	10/03/22	CZK	25,590,000	USD	1,030,797	11,139
Goldman Sachs	10/03/22	INR	83,412,945	USD	1,045,000	19,657
Goldman Sachs	10/04/22	USD	1,044,500	KRW	1,399,327,461	(66,428)
Goldman Sachs	10/04/22	BRL	5,399,030	USD	1,034,404	33,537
Goldman Sachs	11/03/22	BRL	7,676,729	USD	1,412,337	(164)
Goldman Sachs	10/11/22	USD	1,037,500	TWD	32,527,700	(13,563)
Goldman Sachs	10/11/22	USD	1,037,500	CLP	927,045,634	(80,875)
Goldman Sachs	10/13/22	GBP	3,006,300	USD	3,476,254	118,899
Goldman Sachs	10/13/22	USD	3,432,054	GBP	3,006,300	(74,699)
Goldman Sachs	10/17/22	USD	3,446,840	JPY	495,110,000	(21,655)
Goldman Sachs	10/19/22	USD	1,034,211	AUD	1,539,000	(49,604)
Goldman Sachs	10/31/22	PLN	7,134,770	USD	1,412,211	(20,616)
Goldman Sachs	11/03/22	USD	1,412,337	BRL	7,630,729	(8,300)
JPMorgan Chase Bank	10/03/22	ILS	3,534,200	USD	1,029,030	38,017
JPMorgan Chase Bank	10/03/22 - 10/26/22	ZAR	81,294,000	USD	4,641,897	156,516
JPMorgan Chase Bank	10/26/22	ZAR	45,382,000	USD	2,498,665	(3,468)
JPMorgan Chase Bank	10/06/22 - 10/18/22	USD	10,196,251	EUR	10,225,000	(169,651)
JPMorgan Chase Bank	10/11/22	USD	2,593,846	JPY	374,131,000	(7,083)
JPMorgan Chase Bank	10/11/22	USD	3,431,296	GBP	2,991,350	(90,788)
JPMorgan Chase Bank	10/11/22	GBP	2,991,350	USD	3,453,024	112,516
JPMorgan Chase Bank	10/19/22 - 10/27/22	GBP	3,216,529	USD	3,482,345	(110,599)
JPMorgan Chase Bank	10/11/22 - 10/17/22	JPY	1,240,981,000	USD	8,746,808	164,629
JPMorgan Chase Bank	10/12/22	USD	1,039,182	MXN	20,980,000	968
JPMorgan Chase Bank	10/12/22	MXN	20,980,000	USD	1,048,888	8,738
JPMorgan Chase Bank	10/13/22 - 10/26/22	USD	6,220,429	ZAR	108,816,000	(219,656)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	10/13/22	HUF	414,955,000	USD	1,042,020	$83,340
JPMorgan Chase Bank	10/18/22	EUR	5,000,000	USD	5,092,111	186,984
JPMorgan Chase Bank	10/19/22	AUD	1,539,000	USD	993,711	9,103
JPMorgan Chase Bank	10/31/22	USD	1,413,572	ILS	4,990,885	(10,678)
JPMorgan Chase Bank	10/31/22	USD	1,430,956	PLN	7,134,770	1,871
JPMorgan Chase Bank	11/17/22	USD	6,725,542	CNH	46,000,000	(277,562)
JPMorgan Chase Bank	11/17/22	CNH	46,000,000	USD	6,797,976	349,995
Morgan Stanley	10/03/22	USD	1,022,315	ZAR	17,860,000	(35,574)
Morgan Stanley	10/03/22	USD	1,037,383	ILS	3,534,200	(46,370)
Morgan Stanley	10/11/22	USD	1,037,500	COP	4,615,567,750	(37,713)
Morgan Stanley	10/11/22	CLP	913,653,625	USD	1,037,500	94,694
Morgan Stanley	10/11/22	COP	4,675,130,625	USD	1,037,500	24,811
Morgan Stanley	10/14/22	PHP	59,495,512	USD	1,039,350	25,938
Morgan Stanley	10/27/22	USD	1,728,420	GBP	1,581,287	38,081
Morgan Stanley	10/31/22	ILS	4,990,885	USD	1,401,141	(1,754)
Morgan Stanley	10/31/22	INR	116,086,872	USD	1,412,335	(7,759)

						$108,200

The open centrally cleared swap agreements held by the Fund at September 30, 2022, are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency Notional Amount		Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
SOFR	2.777%	Annually	07/25/2042	USD	4,485,000	$(321,796)	$–	$(321,796)
2.579%	SOFR	Annually	07/25/2052	USD	3,346,500	262,639	–	262,639
SOFR	3.147%	Annually	09/20/2042	USD	4,761,000	(89,209)	–	(89,209)
2.928%	SOFR	Annually	09/20/2052	USD	3,588,000	40,956	–	40,956

						$(107,410)	$–	$(107,410)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

The open OTC swap agreements held by the Fund at September 30, 2022, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
Goldman Sachs	ACCTON	1-Day USD SOFR	6005214	Annually	09/02/2024	USD	43,651	$(736)	$–	$(736)
Goldman Sachs	ATACADAO SA	1-Day USD SOFR	BF7LBH4	Annually	08/10/2024	USD	64,778	(6,847)	–	(6,847)
JPMorgan Chase	BANK NEGARA INDONESIA	USD_OBFR_ON_ACT/360_BBA	6727121	Annually	08/11/2024	IDR	116,143	1,972	–	1,972
BNP Paribas	BHARAT	1-Day USD SOFR	BF1THH6	Annually	08/08/2024	INR	34,254	71,231	–	71,231
Bank of America	BIM BIRLESIK MAGAZALAR	1-Day USD SOFR	B0D0006	Annually	08/18/2024	USD	120,294	1,741	–	1,741
Goldman Sachs	CENTRAL RETAIL CORP	1-Day USD SOFR	BKV24W4	Annually	08/29/2024	USD	87,017	(5,441)	–	(5,441)
Bank of America	E INK HOLDINGS INC	1-Day USD SOFR	6744283	Annually	08/18/2024	USD	95,574	(15,446)	–	(15,446)
JPMorgan Chase	EMAAR	USD_OBFR_ ON_ ACT/360_BBA	B01RM25	Annually	09/19/2024	AED	86,876	(7,380)	–	(7,380)
Bank of America	HANWHA SOLUTIONS	1-Day USD SOFR	6407768	Annually	09/15/2024	USD	33,948	(4,553)	–	(4,553)
Goldman Sachs	HYPERA SA	1-Day USD SOFR	B2QY968	Annually	08/10/2024	USD	65,028	(1,149)	–	(1,149)
BNP Paribas	INDIAN HOTELS CO LTD	1-Day USD SOFR	B1FRT61	Annually	08/18/2024	INR	79,276	8,229	–	8,229
BNP Paribas	MAHINDRA & MAHINDRA	1-Day USD SOFR	6100186	Annually	08/31/2024	INR	105,983	(5,012)	–	(5,012)
Morgan Stanley	META PLATFORMS INC-C	30303M102	FEDEF-1D	Annually	09/16/2024	USD	308,441	29,890	–	29,890
BNP Paribas	NTPC LTD	1-Day USD SOFR	B037HF1	Annually	08/24/2024	INR	216,616	(12,283)	–	(12,283)
Morgan Stanley	POSCO CHEMICAL CO LTD	FEDEF-1D	6419451	Annually	08/08/2024	KRW	138,638	(18,382)	–	(18,382)
Bank of America	SAMSUNG	1-DAY SOFR	6771720	Annually	06/10/2024	USD	395,353	(96,274)	–	(96,274)

								$(60,440)	$–	$(60,440)

*	Non-Income producing security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Perpetual security with no stated maturity date.
(C)	The issuer is, or is in danger of being, in default of its payment obligation.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

INR — Indian Rupee

JPY — Japanese Yen

JSC — Joint Stock Company

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLP — Limited Liability Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NASDAQ — National Association of Securities Dealers Automated Quotations

OTC — Over The Counter

PHP — Philippine Peso

PJSC — Public Joint Stock Company

PLC — Public Limited Company

PLN — Polish Zloty

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

TWD — Taiwan Dollar

USD — U.S. Dollar

ULC — Unlimited Liability Company

ZAR — South African Rand

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND SEPTEMBER 30, 2022 (Unaudited)

The following table summarizes the inputs used as of September 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$210,824,324	$–	$210,824,324
U.S. Treasury Obligations	–	41,440,423	–	41,440,423
Sovereign Debt	–	28,391,975	–	28,391,975
Common Stock	3,157,562	–	222,389	3,379,951
Purchased Options	619,917	–	–	619,917

Total Investments in Securities	$3,777,479	$280,656,722	$222,389	$284,656,590

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(32,547)	$–	$–	$(32,547)
Futures Contracts*
Unrealized Appreciation	474,627	–	–	474,627
Unrealized Depreciation	(174,005)	–	–	(174,005)
Forwards Contracts*
Unrealized Appreciation	–	1,866,999	–	1,866,999
Unrealized Depreciation	–	(1,758,799)	–	(1,758,799)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	303,595	–	303,595
Unrealized Depreciation	–	(411,005)	–	(411,005)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	113,063	–	113,063
Unrealized Depreciation	–	(173,503)	–	(173,503)

Total Other Financial Instruments	$268,075	$(59,650)	$–	$208,425

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

API-QH-002-0700

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 58.5%

	Shares	Value
China — 2.7%
Alibaba Group Holding *	54,000	$536,241
Alibaba Group Holding ADR *	5,951	476,020
JD.com ADR	48,614	2,445,284

		3,457,545

Germany — 8.2%
Deutsche Telekom	619,841	10,625,915

Japan — 2.4%
Sony Group	49,200	3,156,714

Nigeria — 0.2%
IHS Holding *	49,822	278,007

South Korea — 0.2%
Delivery Hero *	8,089	300,773

Sweden — 0.3%
Hemnet Group	32,252	411,227

Taiwan — 1.4%
Silicon Motion Technology ADR	13,865	903,860
Taiwan Semiconductor Manufacturing ADR	13,638	935,021

		1,838,881

United Kingdom — 2.3%
Farfetch, Cl A *	35,919	267,596
Linde	9,705	2,655,569

		2,923,165

United States — 40.8%
Activision Blizzard	43,314	3,219,963
ACV Auctions, Cl A *	36,107	259,610
Alcoa	6,164	207,480
Amazon.com *	31,331	3,540,403
Aon, Cl A	8,667	2,321,629
Braze, Cl A	13,031	453,870
Constellation Brands, Cl A	14,336	3,292,693
Dollar Tree *	10,847	1,476,277
EQT Corp	10,653	434,110
Finch Therapeutics Group *	101,717	169,867
Freeport-McMoRan	8,260	225,746
GXO Logistics *	30,493	1,069,085
Las Vegas Sands *	5,361	201,145
Lithia Motors, Cl A	3,252	697,716
Marathon Oil	75,094	1,695,622

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

COMMON STOCK (continued)

	Shares	Value
United States (continued)
Martin Marietta Materials	4,366	$1,406,245
Microsoft	18,762	4,369,670
nCino *	8,433	287,649
Perimeter Solutions	307,237	2,460,968
S&P Global	4,449	1,358,502
SBA Communications, Cl A	7,170	2,040,941
ServiceNow *	3,398	1,283,119
Snap, Cl A *	31,307	307,434
T-Mobile US *	43,441	5,828,479
Vistra	186,073	3,907,533
WillScot Mobile Mini Holdings, Cl A *	121,313	4,892,553
XPO Logistics *	118,366	5,269,654

		52,677,963

Total Common Stock (Cost $85,184,438)		75,670,190

U.S. TREASURY OBLIGATIONS — 23.1%

	Face Amount
U.S. Treasury Bills 2.24%, 11/10/2022 (A)	$10,000,000	9,971,347
2.93%, 12/15/2022 (A)	20,000,000	19,886,475

Total U.S. Treasury Obligations (Cost $29,854,071)		29,857,822

REGISTERED INVESTMENT COMPANIES — 4.0%

	Shares
Invesco S&P 500 Low Volatility ETF	43,899	2,538,679
SPDR S&P 500 ETF Trust	7,289	2,603,485

Total Registered Investment Companies (Cost $5,818,213)		5,142,164

WARRANTS — 0.3%

	Number of Warrants
Perimeter Holdings, Expires 12/01/2022*	76,161	29,915

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

WARRANTS (continued)
	Number of
	Warrants
		Value
PureCycle Technologies, Expires 03/20/2026*	93,268	$317,111

Total Warrants (Cost $941,135)		347,026

Total Investments - 85.9% (Cost $121,797,857)		$111,017,202

Other Assets & Liabilities, Net - 14.1%		18,245,620

Net Assets - 100.0%		$129,262,822

The open futures contracts held by the Fund at September 30, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Long Contracts
Euro STOXX 50	62	Dec-2022	$2,270,246	$2,014,289	$(218,359)
FTSE 100 Index	19	Dec-2022	1,603,045	1,466,866	(83,654)
NASDAQ 100
Index E-MINI	13	Dec-2022	3,186,791	2,869,230	(317,561)
Nikkei 225 Index	6	Dec-2022	1,153,914	1,075,382	(63,560)
Nikkei 225 Index	16	Dec-2022	2,187,667	2,075,600	(112,067)
S&P 500 Index
E-MINI	45	Dec-2022	8,967,877	8,103,375	(864,502)

			$19,369,540	$17,604,742	$(1,659,703)

The open forward foreign currency contracts held by the Fund at September 30, 2022, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)

Goldman Sachs	12/21/22	USD	912,921	TWD	28,600,000	$(12,310)
JPMorgan Chase Bank	12/15/22	USD	2,509,939	EUR	2,200,000	(341,629)
JPMorgan Chase Bank	12/15/22	EUR	2,200,000	USD	2,513,591	345,282
JPMorgan Chase Bank	12/21/22	EUR	3,200,000	USD	3,131,811	(24,229)
JPMorgan Chase Bank	12/21/22	HKD	4,900,000	USD	625,159	64
JPMorgan Chase Bank	12/21/22	CNH	10,100,000	USD	1,441,572	24,540
Morgan Stanley	12/21/22	EUR	5,900,000	USD	5,944,098	125,151

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)

Morgan Stanley	12/21/22	EUR	5,000,000	USD	4,920,025	$(11,286)
Morgan Stanley	12/21/22	JPY	510,000,000	USD	3,601,070	44,808

						$150,391

The open OTC swap agreements held by the Fund at September 30, 2022, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
Bank of America	ACER INC	6005850	1-DAY SOFR	Annually	04/13/2024	TWD	1,030,576	$164,205	$–	$164,205
Goldman Sachs	Airbus	EUR-EURIBOR-Telerate	4012250	Annually	07/27/2023	EUR	2,915,180	(547,557)	–	(547,557)
Morgan Stanley	COMPASS GROUP PLC	SONIA-1-DAY	BD6K457	Annually	09/26/2024	GBP	1,230,553	17,319	–	17,319
Morgan Stanley	CSI 500 NTR	SOFR-1-DAY	CSIN0905	Annually	09/16/2024	USD	1,436,437	(69,443)	–	(69,443)
Barclays	DOXIMITY INC-CLASS	26622P107	1-DAY SOFR	Annually	06/13/2024	USD	238,953	34,061	–	34,061
Barclays	DOXIMITY INC-CLASS	26622P107	1-DAY SOFR	Annually	05/09/2024	USD	187,726	28,225	–	28,225
Morgan Stanley	Energy Transfer LP	29273V100	FEDEF-1D	Annually	02/07/2024	USD	2,931,796	(41,671)	–	(41,671)
Goldman Sachs	Flutter Entertainment	1-Month GBP-LIBOR-BBA	BWXC0Z1	Annually	05/27/2023	GBP	870,243	(227,552)	–	(227,552)
JPMorgan Chase	GLENCORE PLC	1-Day SONIA	B4T3BW6	Annually	03/25/2024	GBP	1,599,162	(63,225)	–	(63,225)
Goldman Sachs	GS HY DEBT SENSITIVITY ††	1-Day USD SOFR	GSXUDEBT	Annually	09/23/2024	USD	1,203,195	84,984	–	84,984
Morgan Stanley	HY DEBT SENSITIVITY †	1-Day FEDEF	SAIHYDS	Annually	08/18/2024	USD	1,246,657	216,828	–	216,828
Bank of America	KAWASAKI KISEN KAIS	6484686	1-DAY TONAR	Annually	06/15/2024	JPY	108,435,729	181,310	–	181,310
Barclays	MCCORMICK & CO-NON	579780206	1-DAY SOFR	Annually	06/29/2024	USD	690,435	126,689	–	126,689
Bank of America	MIPS AB	BF2CVV6	1-MONTH STIBO	Annually	06/17/2024	SEK	1,383,792	44,761	–	44,761
Bank of America	MITSUI OSK LINES LT	6597584	1-DAY TONAR	Annually	06/15/2024	JPY	114,086,826	122,091	–	122,091
Morgan Stanley	MSAIBNK1 ^^^	MSAIBNK1	1-Month LIBOR	Annually	09/28/2023	USD	1,192,898	(268,046)	–	(268,046)
Morgan Stanley	MSAIFINL ^^	MSAIFINL	1-Month LIBOR	Annually	09/24/2023	USD	3,051,173	(611,081)	–	(611,081)
Morgan Stanley	MSCI ACWI Index***	M1CXADB	3-Month USD LIBOR -17.5BPS	Quarterly	10/04/2022	USD	12,286,116	(2,161,581)	–	(2,161,581)
Bank of America	NIPPON YUSEN KK	6643960	1-DAY TONAR	Annually	09/07/2024	JPY	71,473,509	77,701	–	77,701
Goldman Sachs	OLD DOMINION FREIGHT	679580100	1-Day USD SOFR	Annually	08/15/2024	USD	3,241,355	553,892	–	553,892
Morgan Stanley	Shell PLC	BP6MXD8	SONIA-1D	Annually	02/07/2024	GBP	868,344	158,621	–	158,621
Morgan Stanley	SHELL PLC	SONIA-1-DAY	BP6MXD8	Annually	05/04/2024	GBP	78,913	4,422	–	4,422
Morgan Stanley	Snap-On Inc	833034101	1-Day FEDEF	Annually	10/11/2022	USD	872,342	58,083	–	58,083

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
Bank of America	SNOW PEAK INC	BSLVC23	1-DAY TONAR	Annually	04/15/2024	JPY	101,478,186	$127,874	$–	$127,874
Morgan Stanley	STXE 600 Banks	STXE 600 Banks	1-Month EURIBOR	Annually	09/28/2023	EUR	808,824	(117,553)	–	(117,553)
JPMorgan Chase	THULE GROUP AB/THE	SQXJ01	SEK_STIBOR_ ON_ACT/360_ BBA	Annually	04/07/2024	SEK	7,178,177	221,979	–	221,979
JPMorgan Chase	T-MOBILE US INC	0.000%	BCOMEN3	Annually	09/09/2024	USD	10,472,842	399,348	–	399,348
Morgan Stanley	Topix Banks Index ###	TPNBNK	1-Day MUTSC	Annually	10/04/2023	JPY	106,225,860	19,522	–	19,522
Morgan Stanley	Toridoll Holdings Company	1-Day MUTSC	B0WHPP8	Annually	03/09/2024	JPY	126,788,342	(296,124)	–	(296,124)
Bank of America	WACKER CHEMIE AG	B11Y568	1D ESTR	Annually	07/07/2024	EUR	195,890	33,437	–	33,437
Bank of America	WOODSIDE ENERGY GRO	BMGT167	1-MONTH BBR	Annually	06/03/2024	AUD	2,135,145	(2,018)	–	(2,018)
Goldman Sachs	ZALANDO SE	BQV0SV7	EUR-EuroSTR	Annually	05/25/2024	EUR	139,876	56,630	–	56,630

								$(1,673,869)	$–	$(1,673,869)

† The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at September 30, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
MSXXHYDS
2,080	Wynn Resorts Ltd	$32,787	$5,703	$5,703	2.63%
3,258	Royal Caribbean Cruises Ltd	30,917	5,377	5,377	2.48%
1,141	Yum! Brands Inc	30,294	5,269	5,269	2.43%
6,734	Comstock Resources Inc	29,172	5,074	5,074	2.34%
3,890	MGM Resorts International	28,922	5,030	5,030	2.32%
3,491	United Airlines Holdings Inc	28,424	4,944	4,944	2.28%
3,610	Aramark	28,174	4,900	4,900	2.26%
9,867	Norwegian Cruise Line Holdings Ltd	28,050	4,879	4,879	2.25%
2,150	Tenet Healthcare Corp	27,800	4,835	4,835	2.23%
918	WESCO International Inc	27,426	4,770	4,770	2.20%
2,243	Boyd Gaming Corp	26,803	4,662	4,662	2.15%
203	TransDigm Group Inc	26,678	4,640	4,640	2.14%
2,275	Berry Global Group Inc	26,429	4,597	4,597	2.12%
631	Nexstar Media Group Inc	26,304	4,575	4,575	2.11%
1,333	Acadia Healthcare Co Inc	26,055	4,532	4,532	2.09%
2,360	Olin Corp	25,307	4,402	4,402	2.03%
7,362	Cleveland-Cliffs Inc	24,808	4,315	4,315	1.99%
1,135	Post Holdings Inc	23,312	4,055	4,055	1.87%
12,925	Carnival Corp	22,689	3,946	3,946	1.82%
7,221	Elanco Animal Health Inc	22,440	3,903	3,903	1.80%
2,772	Caesars Entertainment Inc	22,315	3,881	3,881	1.79%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
3,008	OneMain Holdings Inc	$22,190	$3,860	$3,860	1.78%
5,302	Nordstrom Inc	22,190	3,860	3,860	1.78%
292	Charter Communications Inc	22,190	3,860	3,860	1.78%
4,036	Spirit AeroSystems Holdings Inc	22,190	3,860	3,860	1.78%
12,619	Hanesbrands Inc	21,941	3,816	3,816	1.76%
8,464	Goodyear Tire & Rubber Co/ The	21,318	3,708	3,708	1.71%
53,170	Avaya Holdings Corp	21,193	3,686	3,686	1.70%
827	Penske Automotive Group Inc	20,321	3,534	3,534	1.63%
1,829	Performance Food Group Co	19,697	3,426	3,426	1.58%
5,643	Newell Brands Inc	19,573	3,404	3,404	1.57%
2,926	US Foods Holding Corp	19,323	3,361	3,361	1.55%
10,262	Equitrans Midstream Corp	19,199	3,339	3,339	1.54%
2,711	Delek US Holdings Inc	18,451	3,209	3,209	1.48%
12,543	Altice USA Inc	18,326	3,187	3,187	1.47%
2,815	KB Home	18,201	3,166	3,166	1.46%
3,453	BellRing Brands Inc	17,827	3,101	3,101	1.43%
421	Cheniere Energy Inc	17,453	3,036	3,036	1.40%
3,508	ChampionX Corp	17,204	2,992	2,992	1.38%
6,908	CommScope Holding Co Inc	15,957	2,775	2,775	1.28%
3,633	International Game Technology PLC	14,337	2,494	2,494	1.15%
11,046	Sabre Corp	14,212	2,472	2,472	1.14%
2,438	Taylor Morrison Home Corp	14,212	2,472	2,472	1.14%
2,434	Univar Solutions Inc	13,838	2,407	2,407	1.11%
2,906	United States Steel Corp	13,215	2,298	2,298	1.06%
344	Asbury Automotive Group Inc	12,965	2,255	2,255	1.04%
1,470	Travel + Leisure Co	12,591	2,190	2,190	1.01%
3,488	Xerox Holdings Corp	11,469	1,995	1,995	0.92%
990	Iridium Communications Inc	10,971	1,908	1,908	0.88%
1,835	Hostess Brands Inc	10,721	1,865	1,865	0.86%
230,825	Other	178,276	31,003	31,003	14.30%

		$1,246,657	$216,828	$216,828	100.00%

†† The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at September 30, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
GSXUDEBT
12,217	MicroStrategy Inc	$42,473	$3,000	$3,000	3.53%
183,979	PG&E Corp	37,660	2,660	2,660	3.13%
167,617	Cleveland-Cliffs Inc	37,058	2,618	2,618	3.08%
33,313	HealthEquity Inc	36,697	2,592	2,592	3.05%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
42,934	Tenet Healthcare Corp	$ 36,336	$ 2,567	$2,567	3.02%
50,529	Performance Food Group Co	35,615	2,516	2,516	2.96%
78,555	Uber Technologies Inc	34,171	2,414	2,414	2.84%
149,505	DISH Network Corp	33,930	2,397	2,397	2.82%
135,623	Outfront Media Inc	33,810	2,388	2,388	2.81%
174,301	Park Hotels & Resorts Inc	32,125	2,269	2,269	2.67%
297,708	Coty Inc	30,802	2,176	2,176	2.56%
139,632	Cinemark Holdings Inc	27,673	1,955	1,955	2.30%
52,141	Option Care Health Inc	26,952	1,904	1,904	2.24%
60,109	ATI Inc	26,230	1,853	1,853	2.18%
78,068	Carvana Co	25,989	1,836	1,836	2.16%
45,261	Allison Transmission Holdings Inc	25,026	1,768	1,768	2.08%
98,920	Dun & Bradstreet Holdings Inc	20,093	1,419	1,419	1.67%
130,277	CommScope Holding Co Inc	19,612	1,385	1,385	1.63%
155,861	Rithm Capital Corp	18,650	1,317	1,317	1.55%
48,049	Frontier Communications Parent Inc	18,409	1,300	1,300	1.53%
53,216	AdaptHealth Corp	16,363	1,156	1,156	1.36%
127,832	GEO Group Inc/The	16,123	1,139	1,139	1.34%
23,169	Mr Cooper Group Inc	15,401	1,088	1,088	1.28%
33,766	Adient PLC	15,401	1,088	1,088	1.28%
34,641	Energizer Holdings Inc	14,318	1,011	1,011	1.19%
15,502	Cogent Communications Holdings Inc	13,235	935	935	1.10%
14,243	Howard Hughes Corp/The	12,874	909	909	1.07%
18,515	TreeHouse Foods Inc	12,874	909	909	1.07%
28,035	Driven Brands Holdings Inc	12,874	909	909	1.07%
50,083	Verra Mobility Corp	12,634	892	892	1.05%
469,341	Party City Holdco Inc	12,152	858	858	1.01%
37,175	Wendy’s Co/The	11,430	807	807	0.95%
16,133	Light & Wonder Inc	11,310	799	799	0.94%
14,242	Boyd Gaming Corp	11,069	782	782	0.92%
23,139	Cheesecake Factory Inc/The	11,069	782	782	0.92%
8,898	Live Nation Entertainment Inc	11,069	782	782	0.92%
1,280	TransDigm Group Inc	11,069	782	782	0.92%
54,849	American Airlines Group Inc	10,829	765	765	0.90%
5,391	Marriott Vacations Worldwide Corp	10,829	765	765	0.90%
25,650	Brinker International Inc	10,468	739	739	0.87%
13,976	SeaWorld Entertainment Inc	10,468	739	739	0.87%
28,887	Spirit AeroSystems Holdings Inc	10,347	731	731	0.86%
26,507	Surgery Partners Inc	10,227	722	722	0.85%
27,989	Select Medical Holdings Corp	10,107	714	714	0.84%
17,925	United Natural Foods Inc	10,107	714	714	0.84%
34,703	Six Flags Entertainment Corp	10,107	714	714	0.84%
24,055	Peabody Energy Corp	9,746	688	688	0.81%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
79,009	ADT Inc	$ 9,746	$ 688	$688	0.81%
49,770	Norwegian Cruise Line Holdings Ltd	9,265	654	654	0.77%
17,469	Caesars Entertainment Inc	9,265	654	654	0.77%
2,141,667	Other	251,108	17,735	17,735	20.87%

		$ 1,203,195	$ 84,984	$84,984	100.00%

^^^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at September 30, 2022:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
MSAIBNK1
9,753	Regions Financial Corp	$ 86,485	$ (19,433)	$(19,433)	7.25%
1,251	PNC Financial Services Group Inc/The	82,668	(18,576)	(18,576)	6.93%
6,130	Bank of America Corp	81,833	(18,388)	(18,388)	6.86%
1,688	JPMorgan Chase & Co	78,016	(17,530)	(17,530)	6.54%
3,464	Truist Financial Corp	66,683	(14,984)	(14,984)	5.59%
4,562	Fifth Third Bancorp	64,416	(14,474)	(14,474)	5.40%
3,599	US Bancorp	64,178	(14,421)	(14,421)	5.38%
3,518	Wells Fargo & Co	62,508	(14,046)	(14,046)	5.24%
3,896	Citizens Financial Group Inc	59,168	(13,295)	(13,295)	4.96%
1,004	First Republic Bank/CA	57,975	(13,027)	(13,027)	4.86%
8,139	KeyCorp	57,617	(12,947)	(12,947)	4.83%
368	SVB Financial Group	54,635	(12,277)	(12,277)	4.58%
665	M&T Bank Corp	51,891	(11,660)	(11,660)	4.35%
2,674	Citigroup Inc	49,267	(11,070)	(11,070)	4.13%
1,912	Zions Bancorp NA	42,944	(9,650)	(9,650)	3.60%
1,368	Comerica Inc	42,944	(9,650)	(9,650)	3.60%
7,102	Huntington Bancshares Inc/ OH	41,394	(9,301)	(9,301)	3.47%
781	Popular Inc	24,812	(5,575)	(5,575)	2.08%
769	East West Bancorp Inc	22,784	(5,120)	(5,120)	1.91%
367	Cullen/Frost Bankers Inc	21,472	(4,825)	(4,825)	1.80%
605	Commerce Bancshares Inc/ MO	17,655	(3,967)	(3,967)	1.48%
4,476	New York Community Bancorp Inc	16,820	(3,779)	(3,779)	1.41%
758	Synovus Financial Corp	12,525	(2,814)	(2,814)	1.05%
757	BankUnited Inc	11,452	(2,573)	(2,573)	0.96%
1,255	Associated Banc-Corp	11,094	(2,493)	(2,493)	0.93%
2,003	Valley National Bancorp	9,662	(2,171)	(2,171)	0.81%

		$ 1,192,898	$ (268,046)	$(268,046)	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

^^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at September 30, 2022:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
MSAIFINL
12,513	Blackstone Inc	$ 146,761	$(29,393)	$(29,393)	4.81%
13,068	Nasdaq Inc	103,740	(20,777)	(20,777)	3.40%
6,348	Progressive Corp/The	103,435	(20,716)	(20,716)	3.39%
2,677	Aon PLC	100,384	(20,105)	(20,105)	3.29%
4,681	Marsh & McLennan Cos Inc	97,943	(19,616)	(19,616)	3.21%
2,707	Ameriprise Financial Inc	95,502	(19,127)	(19,127)	3.13%
2,198	Mastercard Inc	87,569	(17,538)	(17,538)	2.87%
2,358	Moody’s Corp	80,246	(16,071)	(16,071)	2.63%
3,065	Visa Inc	76,279	(15,277)	(15,277)	2.50%
3,877	American Express Co	73,228	(14,666)	(14,666)	2.40%
2,807	Chubb Ltd	71,397	(14,299)	(14,299)	2.34%
6,891	Charles Schwab Corp/The	69,262	(13,872)	(13,872)	2.27%
5,416	Discover Financial Services	68,957	(13,810)	(13,810)	2.26%
3,928	Allstate Corp/The	68,651	(13,749)	(13,749)	2.25%
7,992	MetLife Inc	68,041	(13,627)	(13,627)	2.23%
5,304	Intercontinental Exchange Inc	67,126	(13,444)	(13,444)	2.20%
8,418	Aflac Inc	66,210	(13,260)	(13,260)	2.17%
1,607	Goldman Sachs Group Inc/The	65,905	(13,199)	(13,199)	2.16%
6,381	Principal Financial Group Inc	64,380	(12,894)	(12,894)	2.11%
2,894	Travelers Cos Inc/The	62,244	(12,466)	(12,466)	2.04%
7,066	Hartford Financial Services Group Inc/The	61,329	(12,283)	(12,283)	2.01%
2,450	CME Group Inc	60,718	(12,161)	(12,161)	1.99%
20,347	Regions Financial Corp	57,057	(11,427)	(11,427)	1.87%
736	BlackRock Inc	56,752	(11,366)	(11,366)	1.86%
14,470	Ally Financial Inc	56,447	(11,305)	(11,305)	1.85%
2,609	PNC Financial Services Group Inc/The	54,616	(10,938)	(10,938)	1.79%
4,213	Capital One Financial Corp	54,311	(10,877)	(10,877)	1.78%
12,789	Bank of America Corp	54,006	(10,816)	(10,816)	1.77%
3,522	JPMorgan Chase & Co	51,565	(10,327)	(10,327)	1.69%
11,350	Fifth Third Bancorp	50,955	(10,205)	(10,205)	1.67%
3,391	T Rowe Price Group Inc	49,734	(9,961)	(9,961)	1.63%
6,953	Zions Bancorp NA	49,429	(9,900)	(9,900)	1.62%
25,489	Huntington Bancshares Inc/OH	46,988	(9,411)	(9,411)	1.54%
11,592	Synchrony Financial	45,768	(9,166)	(9,166)	1.50%
6,859	American International Group Inc	45,462	(9,105)	(9,105)	1.49%
7,453	Brighthouse Financial Inc	45,462	(9,105)	(9,105)	1.49%
7,228	Truist Financial Corp	43,937	(8,800)	(8,800)	1.44%
9,115	Citizens Financial Group Inc	43,937	(8,800)	(8,800)	1.44%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
3,588	Prudential Financial Inc	$43,022	$(8,616)	$(8,616)	1.41%
3,590	Northern Trust Corp	43,022	(8,616)	(8,616)	1.41%
7,510	US Bancorp	42,411	(8,494)	(8,494)	1.39%
18,837	KeyCorp	42,411	(8,494)	(8,494)	1.39%
7,340	Wells Fargo & Co	41,496	(8,311)	(8,311)	1.36%
4,013	Comerica Inc	39,970	(8,005)	(8,005)	1.31%
19,952	Western Union Co/The	37,835	(7,577)	(7,577)	1.24%
6,987	Bank of New York Mellon Corp/The	37,835	(7,577)	(7,577)	1.24%
11,244	Franklin Resources Inc	33,868	(6,783)	(6,783)	1.11%
5,401	Lincoln National Corp	33,258	(6,661)	(6,661)	1.09%
3,847	State Street Corp	32,648	(6,539)	(6,539)	1.07%
5,579	Citigroup Inc	32,648	(6,539)	(6,539)	1.07%
13,068	Invesco Ltd	25,016	(5,010)	(5,010)	0.82%

		$3,051,173	$(611,081)	$(611,081)	100.00%

### The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at September 30, 2022:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
TPNBNK
9,297	Mitsubishi UFJ Financial Group Inc	$31,846,513	$5,853	$5,853	29.98%
1,031	Sumitomo Mitsui Financial Group Inc	21,808,169	4,008	4,008	20.53%
1,904	Mizuho Financial Group Inc	15,647,069	2,876	2,876	14.73%
263	Sumitomo Mitsui Trust Holdings Inc	5,661,838	1,041	1,041	5.33%
1,681	Resona Holdings Inc	4,663,315	857	857	4.39%
375	Japan Post Bank Co Ltd	1,986,424	365	365	1.87%
786	Concordia Financial Group Ltd	1,848,330	340	340	1.74%
449	Chiba Bank Ltd/The	1,837,707	338	338	1.73%
115	Fukuoka Financial Group Inc	1,550,898	285	285	1.46%
327	Shizuoka Bank Ltd/The	1,529,652	281	281	1.44%
49	Bank of Kyoto Ltd/The	1,370,314	252	252	1.29%
89	Aozora Bank Ltd	1,200,352	221	221	1.13%
104	Shinsei Bank Ltd	1,125,994	207	207	1.06%
653	Mebuki Financial Group Inc	966,655	178	178	0.91%
295	Hachijuni Bank Ltd/The	743,581	137	137	0.70%
178	Iyo Bank Ltd/The	658,600	121	121	0.62%
203	Hirogin Holdings Inc	647,978	119	119	0.61%
472	Seven Bank Ltd	637,355	117	117	0.60%
159	Yamaguchi Financial Group Inc	637,355	117	117	0.60%
278	Kyushu Financial Group Inc	562,997	103	103	0.53%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
112	Chugoku Bank Ltd/The	$541,752	$100	$100	0.51%
256	Gunma Bank Ltd/The	531,129	98	98	0.50%
90	Hokuhoku Financial Group Inc	403,658	74	74	0.38%
42	77 Bank Ltd/The	393,036	72	72	0.37%
26	Shiga Bank Ltd/The	350,545	64	64	0.33%
47	Kiyo Bank Ltd/The	339,923	62	62	0.32%
83	Nishi-Nippon Financial Holdings Inc	329,300	61	61	0.31%
13	Hokkoku Financial Holdings Inc	329,300	61	61	0.31%
88	San-In Godo Bank Ltd/The	329,300	61	61	0.31%
22	Daishi Hokuetsu Financial Group Inc	318,678	59	59	0.30%
139	Suruga Bank Ltd	276,187	51	51	0.26%
27	Ogaki Kyoritsu Bank Ltd/The	244,319	45	45	0.23%
200	North Pacific Bank Ltd	233,697	43	43	0.22%
18	Juroku Financial Group Inc	233,697	43	43	0.22%
21	Nanto Bank Ltd/The	233,697	43	43	0.22%
133	Hyakugo Bank Ltd/The	223,074	41	41	0.21%
21	Awa Bank Ltd/The	212,452	39	39	0.20%
18	Tokyo Kiraboshi Financial Group Inc	201,829	37	37	0.19%
115	TOMONY Holdings Inc	191,207	35	35	0.18%
169	Senshu Ikeda Holdings Inc	180,584	33	33	0.17%
20	Musashino Bank Ltd/The	180,584	33	33	0.17%
16	Procrea Holdings Inc	180,584	33	33	0.17%
66	Keiyo Bank Ltd/The	159,339	29	29	0.15%
10	Bank of Nagoya Ltd/The	148,716	27	27	0.14%
13	Okinawa Financial Group Inc	148,716	27	27	0.14%
5	Aichi Bank Ltd/The	148,716	27	27	0.14%
34	Bank of the Ryukyus Ltd	138,094	25	25	0.13%
14	Hyakujushi Bank Ltd/The	127,471	23	23	0.12%
114	Toho Bank Ltd/The	116,848	21	21	0.11%
71	Tochigi Bank Ltd/The	106,226	20	20	0.10%
403	Other	1,742,106	319	319	1.64%

		$106,225,860	$19,522	$19,522	100.00%

*** The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at September 30, 2022:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
MSCI ACWI
4,672	APPLE	$ 533,728	$(93,902)	$(93,902)	4.34%
2,051	MICROSOFT CORP	394,850	(69,469)	(69,469)	3.21%
2,643	AMAZON.COM	246,902	(43,439)	(43,439)	2.01%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
763	TESLA	$167,207	$(29,418)	$(29,418)	1.36%
1,736	ALPHABET A	137,289	(24,154)	(24,154)	1.12%
1,628	ALPHABET C	129,414	(22,769)	(22,769)	1.05%
271	UNITEDHEALTH GROUP	113,058	(19,891)	(19,891)	0.92%
760	JOHNSON & JOHNSON	102,572	(18,046)	(18,046)	0.83%
1,216	EXXON MOBIL CORP	87,761	(15,440)	(15,440)	0.71%
371	BERKSHIRE HATHAWAY B	81,921	(14,413)	(14,413)	0.67%
7,110	TAIWAN SEMICONDUCTOR MFG	78,128	(13,746)	(13,746)	0.64%
662	META PLATFORMS A	74,253	(13,064)	(13,064)	0.60%
848	JPMORGAN CHASE & CO	73,236	(12,885)	(12,885)	0.60%
813	NESTLE	73,076	(12,857)	(12,857)	0.59%
723	NVIDIA	72,529	(12,761)	(12,761)	0.59%
693	PROCTER & GAMBLE CO	72,279	(12,716)	(12,716)	0.59%
475	VISA A	69,761	(12,274)	(12,274)	0.57%
297	HOME DEPOT	67,670	(11,906)	(11,906)	0.55%
539	CHEVRON CORP	63,989	(11,258)	(11,258)	0.52%
233	LILLY (ELI) & COMPANY	62,314	(10,963)	(10,963)	0.51%
251	MASTERCARD A	58,920	(10,366)	(10,366)	0.48%
1,620	PFIZER	58,587	(10,308)	(10,308)	0.48%
510	ABBVIE	56,590	(9,956)	(9,956)	0.46%
203	ROCHE HOLDING GENUSS	55,091	(9,693)	(9,693)	0.45%
1,189	COCA COLA (THE)	55,049	(9,685)	(9,685)	0.45%
399	PEPSICO	53,864	(9,477)	(9,477)	0.44%
2,093	BANK OF AMERICA CORP	52,253	(9,193)	(9,193)	0.43%
730	MERCK & CO	51,965	(9,143)	(9,143)	0.42%
1,803	TENCENT HOLDINGS LI (CN)	50,593	(8,901)	(8,901)	0.41%
128	COSTCO WHOLESALE CORP	49,925	(8,784)	(8,784)	0.41%
113	THERMO FISHER SCIENTIFIC	47,376	(8,335)	(8,335)	0.39%
437	WALMART	46,856	(8,244)	(8,244)	0.38%
2,147	SHELL	44,510	(7,831)	(7,831)	0.36%
117	BROADCOM	42,783	(7,527)	(7,527)	0.35%
199	DANAHER CORP	42,570	(7,490)	(7,490)	0.35%
1,379	SAMSUNG ELECTRONICS CO	42,295	(7,441)	(7,441)	0.34%
117	ASML HLDG	41,199	(7,248)	(7,248)	0.34%
447	ASTRAZENECA	41,041	(7,221)	(7,221)	0.33%
526	DISNEY (WALT)	40,999	(7,213)	(7,213)	0.33%
213	MCDONALD’S CORP	40,718	(7,164)	(7,164)	0.33%
505	ABBOTT LABORATORIES	40,426	(7,112)	(7,112)	0.33%
478	NOVO NORDISK B	39,626	(6,972)	(6,972)	0.32%
624	NOVARTIS	39,613	(6,969)	(6,969)	0.32%
80	LVMH MOET HENNESSY	39,612	(6,969)	(6,969)	0.32%
1,195	CISCO SYSTEMS	39,524	(6,954)	(6,954)	0.32%
183	ACCENTURE A	38,888	(6,842)	(6,842)	0.32%
1,212	VERIZON COMMUNICATIONS	38,049	(6,694)	(6,694)	0.31%
567	NEXTERA ENERGY	36,755	(6,467)	(6,467)	0.30%
1,094	WELLS FARGO & CO	36,376	(6,400)	(6,400)	0.30%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
615	BRISTOL-MYERS SQUIBB CO	$36,115	$(6,354)	$(6,354)	0.29%
1,082,092	Other	8,226,012	(1,447,259)	(1,447,259)	66.96%

		$12,286,117	$(2,161,583)	$(2,161,583)	100.00%

*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

ADR — American Depositary Receipt

BBA — British Bankers Association

Cl — Class

CNH — Chinese Yuan

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — European Interbank Offered Rate

ESTR — Euro Short-Term Rate

FTSE— Financial Times Stock Exchange Group

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krona

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Interbank Average Rate

SPDR — Standard & Poor’s Depositary Receipt

STIBOR — Stockholm Interbank Offered Rate

TONAR — Tokyo Overnight Average Rate

TWD— Taiwan Dollar

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

The following table summarizes the inputs used as of September 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$75,670,190	$—	$—	$75,670,190
U.S. Treasury Obligations	—	29,857,822	—	29,857,822
Registered Investment Companies	5,142,164	—	—	5,142,164
Warrants	—	347,026	—	347,026

Total Investments in Securities	$80,812,354	$30,204,848	$—	$111,017,202

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(1,659,703)	—	—	(1,659,703)
Forwards Contracts*
Unrealized Appreciation	—	539,845	—	539,845
Unrealized Depreciation	—	(389,454)	—	(389,454)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	2,731,982	—	2,731,982
Unrealized Depreciation	—	(4,405,851)	—	(4,405,851)

Total Other Financial Instruments	$(1,659,703)	$(1,523,478)	$—	$(3,183,181)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

API-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.5%

	Shares	Value
Canada — 4.1%
Descartes Systems Group *	220,848	$14,022,933

United States — 88.4%
Communication Services — 2.7%
New York Times, Cl A	321,053	9,230,274

Consumer Discretionary — 24.8%
Lindblad Expeditions Holdings *	1,122,980	7,591,345
Malibu Boats, Cl A *	298,426	14,321,464
Mister Car Wash *	698,711	5,994,940
Skyline Champion *	397,920	21,038,030
Vail Resorts	78,720	16,975,181
Xometry, Cl A *	163,534	9,287,096
YETI Holdings *	323,057	9,213,585

		84,421,641

Health Care — 4.5%
Progyny *	413,882	15,338,467

Industrials — 34.8%
Astec Industries	310,318	9,678,818
Atkore *	178,730	13,906,981
Driven Brands Holdings *	507,266	14,193,303
EnPro Industries	172,135	14,628,032
Hillman Solutions *	1,558,285	11,749,469
Montrose Environmental Group *	552,340	18,586,241
SiteOne Landscape Supply *	69,846	7,273,763
Trex *	200,761	8,821,438
WESCO International *	164,947	19,691,373

		118,529,418

Information Technology — 15.5%
DoubleVerify Holdings *	811,063	22,182,573
ForgeRock, Cl A *	920,643	13,376,943
Sprout Social, Cl A *	281,837	17,101,869

		52,661,385

Materials — 6.1%
Ingevity *	340,428	20,640,150

		300,821,335

Total Common Stock
(Cost $352,576,705)		314,844,268

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

U.S. TREASURY OBLIGATION — 2.9%

	Face Amount	Value

U.S. Treasury Bill 2.59%, 11/10/2022 (A)	$10,000,000	$9,971,347

Total U.S. Treasury Obligation
(Cost $9,971,417)		9,971,347

Total Investments - 95.4%
(Cost $362,548,122)		$324,815,615

Other Assets & Liabilities, Net - 4.6%		15,497,420

Net Assets - 100.0%		$340,313,035

A list of the open forward foreign currency contracts held by the Fund at September 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Morgan Stanley	12/21/22	CAD	21,100,000	USD	15,751,758	$470,982

The open OTC swap agreements held by the Fund at September 30, 2022, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
Morgan Stanley	Boot Barn Holdings Inc	BOOT BARN HOLDINGS INC	FEDREF-1-DAY	Annually	05/25/2024	USD	3,793,240	$280,729	$–	$280,729

Morgan Stanley	RH	1-Month LIBOR	74967X103	Annually	07/18/2024	USD	16,116,038	(1,302,870)	–	(1,302,870)

Morgan Stanley	Sprouts Farmers Market	1-Month LIBOR	Sprouts Farmers Market Inc	Annually	11/26/2023	USD	8,455,619	(273,754)	–	(273,754)

								$(1,295,895)	$–	$(1,295,895)

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

CAD — Canadian Dollar

Cl — Class

LIBOR— London Interbank Offered Rate

Ser — Series

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

The following table summarizes the inputs used as of September 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$314,844,268	$–	$–	$314,844,268
U.S. Treasury Obligation	–	9,971,347	–	9,971,347

Total Investments in Securities	$314,844,268	$9,971,347	$–	$324,815,615

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	–	470,982	–	470,982
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	280,729	–	280,729
Unrealized Depreciation	–	(1,576,624)	–	(1,576,624)

Total Other Financial Instruments	$–	$(824,913)	$–	$(824,913)

*Forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

API-QH-003-0600

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 51.5%

	Shares	Value
Belgium — 1.9%
Anheuser-Busch InBev	97,505	$4,416,632

China — 5.6%
Alibaba Group Holding ADR *	25,066	2,005,029
Budweiser Brewing APAC	1,088,900	2,835,559
Industrial & Commercial Bank of China, Cl H	12,595,000	5,908,392
Tencent Holdings	28,200	952,492
Tencent Holdings ADR	34,158	1,155,224

		12,856,696

Denmark — 1.7%
Novo Nordisk ADR	39,391	3,924,525

France — 1.4%
Air Liquide	3,961	452,737
L’Oreal	3,569	1,141,155
L’Oreal ADR	24,539	1,563,871

		3,157,763

Germany — 13.2%
Brenntag	109,065	6,593,172
Deutsche Boerse	18,319	3,002,963
Fresenius & KGaA	78,812	1,679,887
Infineon Technologies	66,046	1,445,347
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	27,017	6,503,526
Puma	65,817	3,044,691
SAP	49,279	4,015,985
SAP ADR	6,589	535,356
Siemens	38,151	3,728,974

		30,549,901

India — 4.3%
HDFC Bank ADR	52,112	3,044,383
ICICI Bank ADR	330,062	6,921,400

		9,965,783

Italy — 2.6%
Intesa Sanpaolo	1,667,481	2,756,362
Moncler	56,344	2,300,208
UniCredit	86,077	871,448

		5,928,018

Japan — 4.4%
Asahi Group Holdings	33,200	1,035,046
FANUC	18,300	2,569,582

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

COMMON STOCK (continued)

	Shares	Value
Japan (continued)
Nintendo	49,000	$1,976,381
Sony Group	2,100	135,270
Sony Group ADR	69,234	4,434,438

		10,150,717

Netherlands — 1.1%
ASM International	6,709	1,502,187
Euronext	15,032	951,315

		2,453,502

Sweden — 0.5%
Hexagon, Cl B	138,784	1,296,123

Switzerland — 3.5%
Alcon	20,278	1,179,774
Cie Financiere Richemont, Cl A	23,271	2,196,676
Holcim	71,211	2,918,266
SGS	560	1,198,257
Straumann Holding	6,126	560,285

		8,053,258

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing ADR	37,577	2,576,279

United Kingdom — 5.0%
Coca-Cola Europacific Partners	149,679	6,379,319
Linde	16,787	4,544,771
Pets at Home Group	233,017	679,334

		11,603,424

United States — 5.2%
Medtronic	76,769	6,199,097
Nestle	22,825	2,468,691
Stellantis NV	274,078	3,237,519

		11,905,307

Total Common Stock (Cost $152,349,306)		118,837,928

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

U.S. TREASURY OBLIGATIONS — 45.4%

	Face Amount	Value
U.S. Treasury Bills
2.21%, 11/10/2022 (A)	$55,000,000	$54,842,408
2.93%, 12/15/2022 (A)	50,000,000	49,716,187

Total U.S. Treasury Obligations (Cost $104,562,873)		104,558,595

Total Investments - 96.9% (Cost $256,912,179)		$223,396,523

Other Assets & Liabilities, Net - 3.1%		7,096,523

Net Assets - 100.0%		$230,493,046

The open futures contracts held by the Fund at September 30, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Long Contracts
MSCI Emerging Markets	77	Dec-2022	$3,784,431	$3,355,276	$(429,156)
Nikkei 225 Index	18	Dec-2022	3,461,741	3,226,145	(190,680)
S&P 500 Index E-MINI	6	Dec-2022	1,161,742	1,080,450	(81,292)
S&P TSX 60 Index	18	Dec-2022	3,312,856	2,908,459	(210,925)
SPI 200 Index	20	Dec-2022	2,360,813	2,067,995	(180,957)
TOPIX Index	103	Dec-2022	13,825,535	13,066,261	(585,320)

			$27,907,118	$25,704,586	$(1,678,330)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized (Depreciation)
JPMorgan Chase Bank	12/21/22	USD	58,401,064	EUR	58,000,000	$(1,197,860)
Morgan Stanley	12/21/22	USD	7,415,591	JPY	1,050,000,000	(93,876)
Morgan Stanley	12/21/22	USD	14,861,343	GBP	13,000,000	(328,472)

						$(1,620,208)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

The open OTC swap agreements held by the Fund at September 30, 2022, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
JPMorgan Chase	Accor SA	AC FP EQUITY	1-Month LIBOR	Annually	02/08/2023	EUR	2,332,617	$(489,114)	$–	$(489,114)
Bank of America	AIR LIQUIDE SA	EURIB-1- MONTH	AI FP EQUITY	Annually	05/04/2024	EUR	4,770,838	(968,509)	–	(968,509)
Goldman Sachs	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	10/10/2024	GBP	1,294,418	39,903	–	39,903
Morgan Stanley	Astrazeneca PLC	AZN LN EQUITY	1-Month LIBOR	Annually	10/05/2024	GBP	4,316,738	853,872	–	853,872
Goldman Sachs	BNP Paribas	BNP FP EQUITY	1-Month LIBOR	Annually	11/11/2024	EUR	3,678,691	(245,938)	–	(245,938)
JPMorgan Chase	Bureau Veritas SA	BVI FP EQUITY	1-Month LIBOR	Annually	01/04/2023	EUR	3,144,594	52,893	–	52,893
Morgan Stanley	CLH PLC	CRH ID EQUITY	1-Month LIBOR	Annually	10/05/2024	EUR	5,049,953	(190,084)	–	(190,084)
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	01/28/2023	EUR	4,934,881	(1,579,376)	–	(1,579,376)
Goldman Sachs	CSIN095	1-Month LIBOR	CSIN0905	Annually	07/04/2024	EUR	2,499,188	(395,408)	–	(395,408)
Goldman Sachs	Euronext NV	ENX FP EQUITY	1-Month LIBOR	Annually	10/22/2023	EUR	6,292,631	(1,704,253)	–	(1,704,253)
Goldman Sachs	GSAIRNEW Index^	GSAIRNEW INDEX	1MLIBOR	Annually	03/07/2024	EUR	589,761	(61,947)	–	(61,947)
Goldman Sachs	Informa PLC	INF LN EQUITY	1-Month LIBOR	Annually	07/30/2023	GBP	1,170,848	54,134	–	54,134
JPMorgan Chase	Intercontinental HO	IHG LN EQUITY	1-Month LIBOR	Annually	08/19/2023	USD	2,622,538	(188,837)	–	(188,837)
Bank of America	Lloyd’s Banking Group	LLOY LN EQUITY	1-Month LIBOR	Annually	04/01/2023	GBP	3,326,355	(339,670)	–	(339,670)
Morgan Stanley	LVMH Moet Hennessy	MC FP EQUITY	1-Month LIBOR	Annually	09/08/2023	EUR	3,884,422	(201,440)	–	(201,440)
Goldman Sachs	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/05/2024	EUR	3,859,079	650,246	–	650,246
JPMorgan Chase	Schneider Electric	SU FP EQUITY	1-Month LIBOR	Annually	10/07/2023	EUR	4,542,013	(854,569)	–	(854,569)
Morgan Stanley	Taiwan	2330 TT EQUITY	1-Month LIBOR	Annually	12/19/2024	USD	746,482	(201,520)	–	(201,520)
Morgan Stanley	Veolia Environment	VIE FP EQUITY	1-Month LIBOR	Annually	10/05/2024	EUR	7,978,934	(2,052,198)	–	(2,052,198)
Bank of America	Vinci SA	FR0000125486	1-Month LIBOR	Annually	02/08/2023	EUR	7,395,074	(486,142)	–	(486,142)

								$(8,307,957)	$–	$(8,307,957)

^ The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at September 30, 2022:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
GSAIRNEW
3,754,237	RWE AG	$ 71,892	$(7,551)	$(7,551)	12.19%
11,665,863	Iberdrola SA	56,617	(5,947)	(5,947)	9.60%
918,276	Orsted AS	37,981	(3,989)	(3,989)	6.44%
3,677,155	Vestas Wind Systems A/S	35,504	(3,729)	(3,729)	6.02%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND SEPTEMBER 30, 2022 (Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
15,261,742	Enel SpA	$32,673	$(3,432)	$(3,432)	5.54%
8,085,418	E.ON SE	32,319	(3,395)	(3,395)	5.48%
220,925	Linde PLC	31,257	(3,283)	(3,283)	5.30%
2,710,520	SSE PLC	23,826	(2,503)	(2,503)	4.04%
7,526,473	Terna - Rete Elettrica Nazionale	23,826	(2,503)	(2,503)	4.04%
1,984,602	EDP Renovaveis SA	21,172	(2,224)	(2,224)	3.59%
431,184	Alfen Beheer BV	20,701	(2,174)	(2,174)	3.51%
1,854,494	Encavis AG	17,339	(1,821)	(1,821)	2.94%
2,861,304	Siemens Energy AG	16,513	(1,735)	(1,735)	2.80%
348,821	Verbund AG	15,452	(1,623)	(1,623)	2.62%
257,433	Air Liquide SA	15,334	(1,611)	(1,611)	2.60%
1,851,399	Solaria Energia y Medio Ambiente SA	15,157	(1,592)	(1,592)	2.57%
1,497,585	Siemens Gamesa Renewable Energy SA	13,623	(1,431)	(1,431)	2.31%
146,287	Acciona SA	13,388	(1,406)	(1,406)	2.27%
23,082,313	NEL ASA	13,270	(1,394)	(1,394)	2.25%
4,906,973	EDP - Energias de Portugal SA	11,029	(1,158)	(1,158)	1.87%
1,619,514	Engie SA	9,731	(1,022)	(1,022)	1.65%
160,265	Wacker Chemie AG	8,611	(904)	(904)	1.46%
7,392,575	Enlight Renewable Energy Ltd	8,080	(849)	(849)	1.37%
427,012	Neoen SA	7,431	(781)	(781)	1.26%
430,460	ERG SpA	6,134	(644)	(644)	1.04%
956,396	PowerCell Sweden AB	6,134	(644)	(644)	1.04%
1,472,016	Nordex SE	6,134	(644)	(644)	1.04%
1,261,618	Scatec ASA	4,482	(471)	(471)	0.76%
269,916	Prysmian SpA	4,069	(427)	(427)	0.69%
6,508,616	ITM Power PLC	3,892	(409)	(409)	0.66%
4,627,853	Aker Carbon Capture ASA	3,126	(328)	(328)	0.53%
1,425,266	Ceres Power Holdings PLC	3,064	(323)	(323)	0.52%

		$589,761	$(61,947)	$(61,947)	100.00%

*	Non-Income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

SPI — S&P/ASX 200 Index

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

TOPIX— Tokyo Stock Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

The following table summarizes the inputs used as of September 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,918,695	$78,919,233	$–	$118,837,928
U.S. Treasury Obligations	–	104,558,595	–	104,558,595

Total Investments in Securities	$39,918,695	$183,477,828	$–	$223,396,523

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(1,678,330)	–	–	(1,678,330)
Forwards Contracts*
Unrealized Depreciation	–	(1,620,208)	–	(1,620,208)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,651,048	–	1,651,048
Unrealized Depreciation	–	(9,959,005)	–	(9,959,005)

Total Other Financial Instruments	$(1,678,330)	$(9,928,165)	$–	$(11,606,495)

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

API-QH-004-0400